Non-controlling interests	12 Months Ended
Dec. 31, 2019
30. Non-controlling interests
Non-controlling interests

The notes included in this section focus on the Group’s loan capital and shareholders’ equity including issued share capital, retained earnings, other equity balances and interests of minority shareholders in our subsidiary entities (non-controlling interests). For more information on capital management and how the Group maintains sufficient capital to meet our regulatory requirements refer to page [00].

30 Non-controlling interests

	Profit attributable to non-controlling interest		Equity attributable to non-controlling interest		Dividends paid to non-controlling interest
	2019	2018[a]	2019	2018	2019	2018[a]
	£m	£m	£m	£m	£m	£m
Barclays Bank PLC issued:
– Preference shares	41	204	529	529	41	204
– Upper Tier 2 instruments	39	30	691	691	39	30
Other non-controlling interests	-	-	11	3	-	-
Total	80	234	1,231	1,223	80	234

Note

a From 2019, due to an IAS 12 update, the tax relief on payments in relation to Upper Tier 2 instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded directly in equity. Comparatives have been restated, increasing profit attributable to non-controlling interest and dividends paid to non-controlling interest by £8m. Further detail can be found in Note 1.

	2019	2018
Instrument	£m	£m
Preference Shares:
6.278% non-cumulative callable preference shares	318	318
4.75% non-cumulative callable preference shares	211	211
Total Barclays Bank PLC Preference Shares	529	529

Upper Tier 2 Instruments:
Undated Floating Rate Primary Capital Notes Series 1	93	93
Undated Floating Rate Primary Capital Notes Series 2	179	179
5.03% Undated Reverse Dual Currency Subordinated Loan (JPY8bn)	39	39
5.0% Reverse Dual Currency Undated Subordinated Loan (JPY12bn)	53	53
Undated Floating Rate Primary Capital Notes Series 3 (£145m)	20	20
9% Permanent Interest Bearing Capital Bonds (£100m)	40	40
7.125% Undated Subordinated Notes (£525m)	158	158
6.125% Undated Subordinated Notes (£550m)	34	34
9.25% Perpetual Sub Notes (ex Woolwich) (£150m)	75	75
Total Upper Tier 2 Instruments	691	691